UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

AIG SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

AIG Series Trust - 2015 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2008 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Market Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 73.5%
U.S. Treasury Bonds - 73.5%
United States Treasury Bond Strips zero coupon due 08/15/15(3) (cost $163,948,229)	$219,815,000	$168,765,164

PUT OPTIONS PURCHASED - 0.0% †
Index/Expiration Date/Exercise Price
S&P 500 Index/August 2008/$1,160 (cost $386,495)	27,000	43,200

Total Long-Term Investment Securities (cost $164,334,724)		168,808,364

SHORT-TERM INVESTMENT SECURITIES - 26.9%
U.S. Treasury Bills - 26.9%
1.29% due 09/18/08	500,000	499,149
1.35% due 09/18/08	8,500,000	8,484,870
1.45% due 09/18/08	12,000,000	11,977,160
1.47% due 09/18/08	2,000,000	1,996,123
1.50% due 09/18/08	3,000,000	2,994,080
1.51% due 09/18/08	1,000,000	998,020
1.52% due 09/18/08	3,000,000	2,994,000
1.52% due 09/18/08	300,000	299,400
1.58% due 10/23/08 (1)	2,000,000	1,992,600
1.59% due 09/18/08	3,600,000	3,592,488
1.59% due 10/23/08 (1)	1,000,000	996,300
1.63% due 10/23/08 (1)	500,000	498,150
1.64% due 10/23/08 (1)	2,000,000	1,992,600
1.66% due 10/23/08	1,700,000	1,693,710
1.67% due 10/23/08	1,500,000	1,494,450
1.68% due 09/18/08	1,000,000	997,790
1.69% due 10/23/08	2,000,000	1,992,600
1.70% due 01/02/09	1,000,000	992,779
1.72% due 01/02/09	3,700,000	3,673,282
1.74% due 10/23/08	500,000	498,150
1.75% due 10/23/08	2,000,000	1,992,600
1.75% due 01/02/09	800,000	794,223
1.76% due 01/02/09	250,000	248,195
1.77% due 01/02/09	800,000	794,223
1.78% due 10/23/08	500,000	498,150
1.80% due 01/02/09	500,000	496,390
1.82% due 10/23/08	500,000	498,150
1.82% due 01/02/09	300,000	297,834
1.85% due 10/23/08	500,000	498,150
1.88% due 10/23/08	900,000	896,670
1.92% due 10/23/08	450,000	448,335
2.04% due 01/02/09	1,700,000	1,687,723
2.06% due 10/23/08	400,000	398,520
2.09% due 10/23/08	1,500,000	1,494,450

Total Short-Term Investment Securities (cost $61,693,742)		61,701,314

REPURCHASE AGREEMENT - 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08, to be repurchased 08/01/08 in the amount of $349,003 and collateralized by $360,000 of Federal Home Loan Bank Disc. Notes, bearing interest at 3.60%, due 10/15/08 and having an approximate value of $357,300 (cost $349,000)	349,000	349,000

TOTAL INVESTMENTS -
(cost $226,377,466)(2)	100.6%	230,858,678
Liabilities in excess of other assets	(0.6)	(1,447,555)

NET ASSETS -	100.0%	$229,411,123

†	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.
(3)	Principal Only

STRIPS–Separate Trading of Registered Interest and Principal of Securities

Security Description	Shares Subject to Call	Market Value (Note 1)
CALL OPTIONS WRITTEN - (0.3%) †
Index/Expiration Date/Exercise Price
S&P 500 Index/August 2008/$1,260
(premiums received ($542,306))	(27,000)	$(720,900)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Market Value at Trade Date	Market Value at July 31, 2008	Unrealized Appreciation (Depreciation)
157 Long	S&P 500 Futures Index	September 2008	$53,347,164	$49,733,675	$(3,613,489)

See Notes to Portfolio of Investments

AIG Series Trust - 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2008 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Market Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 63.8%
U.S. Treasury Bonds - 63.8%
United States Treasury Bond Strips zero coupon due 08/15/20(3)	$11,980,000	$6,872,207
zero coupon due 08/15/20(3)	68,860,000	39,408,027

Total U.S. Government Obligations
(cost $45,599,481)		46,280,234

PUT OPTIONS PURCHASED - 0.0% †
Index/Expiration Date/Exercise Price
S&P 500 Index/August 2008/$1,110
(cost $152,240)	25,000	13,750

Total Long-Term Investment Securities
(cost $45,751,721)		46,293,984

SHORT-TERM INVESTMENT SECURITIES - 38.0%
U.S. Treasury Bills - 38.0%
0.37% due 10/23/08	200,000	199,260
1.35% due 09/18/08	2,050,000	2,046,351
1.45% due 09/18/08(1)	8,000,000	7,984,773
1.50% due 09/18/08	500,000	499,014
1.52% due 09/18/08	1,300,000	1,297,400
1.59% due 10/23/08	200,000	199,260
1.64% due 10/23/08	500,000	498,150
1.66% due 10/23/08	200,000	199,260
1.68% due 09/18/08	800,000	798,232
1.70% due 01/02/09	1,000,000	996,300
1.72% due 01/02/09	1,000,000	992,779
1.74% due 10/23/08(1)	5,400,000	5,361,007
1.75% due 10/23/08	200,000	199,260
1.75% due 01/02/09	1,000,000	996,300
1.76% due 01/02/09	500,000	496,389
1.77% due 01/02/09	250,000	248,195
1.78% due 10/23/08	600,000	595,667
1.80% due 01/02/09	400,000	398,520
1.82% due 10/23/08	300,000	297,834
1.82% due 01/02/09	100,000	99,630
1.88% due 10/23/09	200,000	198,556
1.92% due 10/23/08	600,000	597,780
1.94% due 10/23/08	550,000	547,965
2.06% due 10/23/08	200,000	199,260
2.09% due 10/23/08	1,600,000	1,594,080

Total Short-Term Investment Securities
(cost $27,537,240)		27,541,222

REPURCHASE AGREEMENT - 0.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/31/08 to be repurchased 08/01/08 in the amount of $146,001 and collateralized by $155,000 of Federal Home Loan Disc. Notes bearing interest at 3.60%, due 10/15/08 and having an approximate value of $153,838

(cost $146,000)	146,000	146,000

TOTAL INVESTMENTS -
(cost $73,434,961)(2)	102.0%	73,981,206
Liabilities in excess of other assets	(2.0)	(1,457,594)

NET ASSETS -	100.0%	$72,523,612

†	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.
(3)	Principal only

STRIPS–Separate Trading of Registered Interest and Principal of Securities.

Security Description	Shares Subject to Call	Market Value (Note 1)
CALL OPTIONS WRITTEN - (0.9%)†
Index/Expiration Date/Exercise Price
S&P 500 Index/August 2008/$1,260 (premiums received ($501,510))	(25,000)	$(667,500)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Market Value at Trade Date	Market Value at July 31, 2008	Unrealized Appreciation (Depreciation)
157 Long	S&P 500 Futures Index	September 2008	$53,358,056	$49,733,675	$(3,624,381)

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Federal Income Taxes

At July 31, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchases agreements, were as follows:

	2015 High Watermark Fund	2020 High Watermark Fund

Cost	$226,377,466	$73,434,961

Appreciation	4,824,507	684,735
Depreciation	(472,054)	(216,406)

Unrealized appreciation (depreciation) — net	$4,352,453	$468,329

ADDITIONAL INFORMATION

Additional information is available in the AIG Series Trust’s Annual and Semi-annual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date:	September 25, 2008

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	September 25, 2008